UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lesa Sroufe & Co.
Address: 1200 Fifth Avenue, Suite 1200
         Seattle, WA  98101

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shaun E. Corry
Title:     Chief Compliance Officer
Phone:     206-838-8385

Signature, Place, and Date of Signing:

 /s/ Shaun E. Corry     Seattle, WA     January 22, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    52

Form 13F Information Table Value Total:    $180,486 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 BERKSHIRE HTWY CLA100 SH Common Stock     084990175      402      300 SH       Sole                      300
ALLEGHENY TECHNOLOGIES INC COM Common Stock     01741R102     4105   135201 SH       Sole                   113201             22000
ALLSTATE CORP                  Common Stock     020002101     1446    36000 SH       Sole                                      36000
AMERISERV FINANCIAL INC        Common Stock     03074A102      301   100000 SH       Sole                   100000
ANGLOGOLD ASHANTI LTD          Sponsored ADR    035128206     4342   138419 SH       Sole                   123419             15000
ARCHER-DANIELS MIDLAND CO      Common Stock     039483102     5566   203223 SH       Sole                   160323             42900
AT&T INC                       Common Stock     00206R102      260     7703 SH       Sole                     7703
BANK OF UTICA NY NON VTG       Common Stock     065437204      360     1000 SH       Sole                     1000
BRT REALTY TRUST               Common Stock     055645303      130    20000 SH       Sole                    20000
CISCO SYSTEMS INC              Common Stock     17275r102     6485   330036 SH       Sole                   269836             60200
CITIGROUP INC                  Common Stock     172967424     1262    31900 SH       Sole                                      31900
COMMERZBANK AG ADR             Sponsored ADR    202597308      139    70000 SH       Sole                    70000
DELL INC                       Common Stock     24702R101     4148   409031 SH       Sole                   306141            102890
ENCANA CORP                    Common Stock     292505104     4142   209611 SH       Sole                   161211             48400
EXELON CORP                    Common Stock     30161n101     5420   182247 SH       Sole                   144247             38000
EXXON MOBIL CORP               Common Stock     30231G102      333     3844 SH       Sole                     3844
FLEXTRONICS INTERNATIONAL LTD  Common Stock     Y2573F102     4269   687453 SH       Sole                   545563            141890
FORD MOTOR CO                  Common Stock     345370860     8173   631096 SH       Sole                   504096            127000
GENERAL ELECTRIC CO            Common Stock     369604103     7283   346989 SH       Sole                   277389             69600
HELIX BIOMEDIX INC NEW         Common Stock     423287309        2    19234 SH       Sole                    19234
INTEL CORP                     Common Stock     458140100      230    11150 SH       Sole                    11150
INTL BUSINESS MACHINES CORP    Common Stock     459200101      281     1465 SH       Sole                     1465
ISHARES GOLD TRUST             Ishares          464285105      164    10050 SH       Sole                    10050
KROGER CO                      Common Stock     501044101     6098   234371 SH       Sole                   181171             53200
L 3 COMMUNICATIONS INC         Common Stock     502424104     6843    89308 SH       Sole                    71708             17600
LEGG MASON INC                 Common Stock     524901105     5406   210170 SH       Sole                   166180             43990
M & T BANK CORP                Common Stock     55261F104     2706    27483 SH       Sole                    27483
MICROSOFT CORP                 Common Stock     594918104      636    23823 SH       Sole                    23823
NEWMONT MINING CORP            Common Stock     651639106     5081   109419 SH       Sole                    99219             10200
NOKIA CORP SPONSORED ADR       Sponsored ADR    654902204     7720  1954320 SH       Sole                  1599320            355000
NTT DOCOMO INC ADR             Sponsored ADR    62942m201     6598   457870 SH       Sole                   355120            102750
OMEROS CORPORATION             Common Stock     682143102      100    19239 SH       Sole                    19239
PAN AMERN SILVER CORP          Common Stock     697900108     3638   194238 SH       Sole                   159238             35000
PFIZER INC                     Common Stock     717081103     8188   326482 SH       Sole                   261832             64650
PORTLAND GENERAL ELECTRIC CO   Common Stock     736508847     6616   241827 SH       Sole                   190727             51100
PROSHARES SHORT S&P500         Common Stock     74347R503     4273   125562 SH       Sole                   125562
REDWOOD TRUST INC              Common Stock     758075402     5703   337683 SH       Sole                   228183            109500
ROYAL DUTCH SHELL PLC ADR      Sponsored ADR    780259206     6469    93825 SH       Sole                    72045             21780
SEACO LTD ORD                  Common Stock     G79441104        1    20000 SH       Sole                    20000
SOUTHWEST AIRLINES CO          Common Stock     844741108     6877   671579 SH       Sole                   527679            143900
SPDR GOLD TR GOLD SHS          Ishares          78463V107     4961    30619 SH       Sole                    28519              2100
TECO ENERGY INC                Common Stock     872375100     5576   332726 SH       Sole                   262726             70000
TEVA PHARMACEUTICAL INDUSTRIES Sponsored ADR    881624209     6156   164870 SH       Sole                   130840             34030
TIDEWATER INC                  Common Stock     886423102      835    18689 SH       Sole                     1989             16700
TOTAL S A ADR                  Sponsored ADR    89151E109     5949   114379 SH       Sole                    88879             25500
WALGREEN CO                    Common Stock     931422109     6154   166283 SH       Sole                   129083             37200
WASHINGTON FEDERAL INC         Common Stock     938824109     7381   437494 SH       Sole                   342894             94600
                                                            180486
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